Leases - Narrative (Details) £ in Millions	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2017	Oct. 31, 2019 GBP (£) contract	Jan. 31, 2019 GBP (£)	Jan. 31, 2018 GBP (£)
Disclosure of quantitative information about right-of-use assets [line items]
Number of operating leases | contract			2
Right-of-use assets | £			£ 0.8	£ 1.0	£ 1.4
Weighted average remaining lease term (in years)			2 years 2 months 12 days	3 years	4 years
Weighted average discount rate			3.75%	3.75%	3.75%
Oxford, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)		10 years
Cambridge, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	4 years